DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 72.8%
	EQUITY - 46.2%
120,602	FCF International Quality ETF(a)	$ 2,965,724
104,136	FCF US Quality ETF	4,514,264
83,548	iShares Exponential Technologies ETF	3,723,734
26,882	iShares U.S. Infrastructure ETF	866,676
10,319	iShares U.S. Real Estate ETF(b)	840,173
24,261	SPDR S&P Global Natural Resources ETF(b)	1,199,949
		14,110,520
	FIXED INCOME - 26.6%
23,806	iShares 0-5 Year High Yield Corporate Bond ETF(b)	950,812
49,454	iShares 1-3 Year Treasury Bond ETF	4,016,159
27,678	iShares 3-7 Year Treasury Bond ETF(b)	3,163,042
		8,130,013

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,842,435)	22,240,533

	SHORT-TERM INVESTMENTS — 35.1%
	COLLATERAL FOR SECURITIES LOANED - 7.9%
2,427,330	Mount Vernon Liquid Assets Portfolio, LLC, 3.18% (Cost $2,427,330)(c)(d)	2,427,330

	MONEY MARKET FUNDS - 27.2%
8,306,209	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $8,306,209)(c)	8,306,209

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,733,539)	10,733,539

	TOTAL INVESTMENTS - 107.9% (Cost $36,575,974)	$ 32,974,072
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.9)%	(2,426,619)
	NET ASSETS - 100.0%	$ 30,547,453

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $2,365,570.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $2,427,330 at September 30, 2022.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.8%
	EQUITY - 14.7%
50,805	FCF International Quality ETF	$ 1,249,346
51,128	FCF US Quality ETF	2,216,383
24,476	iShares Exponential Technologies ETF	1,090,895
20,361	iShares U.S. Infrastructure ETF	656,439
7,622	iShares U.S. Real Estate ETF(a)	620,583
17,704	SPDR S&P Global Natural Resources ETF(a)	875,640
		6,709,286
	FIXED INCOME - 37.1%
81,012	iShares 0-5 Year High Yield Corporate Bond ETF(a)	3,235,619
14,488	iShares 1-3 Year Treasury Bond ETF(a)	1,176,570
109,078	iShares 3-7 Year Treasury Bond ETF(a)	12,465,435
		16,877,624

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,768,819)	23,586,910

	SHORT-TERM INVESTMENTS — 87.7%
	COLLATERAL FOR SECURITIES LOANED - 39.4%
3,171,147	First American Government Obligations Fund Class X, 2.74%(c),(d)	3,171,147
14,800,000	Mount Vernon Liquid Assets Portfolio, LLC, 3.18%(c),(d)	14,800,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,971,147)	17,971,147

	MONEY MARKET FUNDS - 48.3%
22,039,558	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $22,039,558)(d)	22,039,558

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,010,705)	40,010,705

	TOTAL INVESTMENTS - 139.5% (Cost $65,779,524)	$ 63,597,615
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.5)%	(17,997,313)
	NET ASSETS - 100.0%	$ 45,600,302

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $15,476,396.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $17,971,147 at September 30, 2022.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 48.8%
	AEROSPACE & DEFENSE - 1.0%
1,606	General Dynamics Corporation	$ 340,745

	ASSET MANAGEMENT - 1.9%
1,372	Ameriprise Financial, Inc.	345,675
11,289	Carlyle Group, Inc. (The)	291,708
		637,383
	BEVERAGES - 2.0%
5,956	Coca-Cola Company (The)	333,655
2,133	PepsiCo, Inc.	348,234
		681,889
	BIOTECH & PHARMA - 6.4%
5,453	Bristol-Myers Squibb Company	387,653
5,788	Gilead Sciences, Inc.	357,062
2,280	Johnson & Johnson	372,461
4,307	Merck & Company, Inc.	370,919
8,125	Pfizer, Inc.	355,550
38,466	Viatris, Inc.	327,730
		2,171,375
	CHEMICALS - 1.0%
4,430	LyondellBasell Industries N.V., Class A	333,490

	DIVERSIFIED INDUSTRIALS - 1.0%
1,885	Illinois Tool Works, Inc.	340,525

	ELECTRIC UTILITIES - 2.9%
9,283	FirstEnergy Corporation	343,471
9,389	Hawaiian Electric Industries, Inc.	325,423
8,890	NRG Energy, Inc.	340,220
		1,009,114
	FOOD - 1.0%
5,054	Kellogg Company	352,062

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 48.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.0%
2,933	Quest Diagnostics, Inc.	$ 359,850

	HOUSEHOLD PRODUCTS - 1.0%
2,547	Clorox Company (The)	327,009

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
3,929	Evercore, Inc.	323,160
15,970	Virtu Financial, Inc., Class A	331,697
		654,857
	INSURANCE - 2.0%
12,352	Equitable Holdings, Inc.	325,475
4,913	Principal Financial Group, Inc.	354,473
		679,948
	LEISURE FACILITIES & SERVICES - 2.1%
2,971	Darden Restaurants, Inc.	375,296
5,631	Wyndham Hotels & Resorts, Inc.	345,462
		720,758
	MEDICAL EQUIPMENT & DEVICES - 1.0%
3,580	Abbott Laboratories	346,401

	METALS & MINING - 1.0%
7,811	Southern Copper Corporation(a)	350,246

	OIL & GAS PRODUCERS - 3.7%
5,197	Devon Energy Corporation(a)	312,496
6,002	ONEOK, Inc.	307,542
1,452	Pioneer Natural Resources Company	314,402
3,134	Valero Energy Corporation	334,868
		1,269,308
	RETAIL - DISCRETIONARY - 1.8%
5,196	Best Buy Company, Inc.	329,115
2,472	Williams-Sonoma, Inc.(a)	291,325
		620,440

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 48.8% (Continued)
	RETAIL REIT - 1.0%
3,605	Simon Property Group, Inc.(a)	$ 323,548

	SEMICONDUCTORS - 2.0%
5,630	Microchip Technology, Inc.(a)	343,599
2,225	Texas Instruments, Inc.	344,385
		687,984
	SPECIALTY FINANCE - 3.7%
3,664	Discover Financial Services	333,131
9,402	Fidelity National Financial, Inc.	340,352
10,521	OneMain Holdings, Inc.	310,580
11,228	Synchrony Financial	316,517
		1,300,580
	SPECIALTY REITS - 1.8%
6,976	Iron Mountain, Inc.	306,735
3,916	Lamar Advertising Company, Class A	323,031
		629,766
	TECHNOLOGY HARDWARE - 1.0%
8,211	Cisco Systems, Inc.	328,440

	TECHNOLOGY SERVICES - 2.9%
4,296	Amdocs Ltd.	341,318
5,818	Cognizant Technology Solutions Corporation, Class A	334,186
2,861	International Business Machines Corporation	339,915
		1,015,419
	TELECOMMUNICATIONS - 1.8%
36,939	Lumen Technologies, Inc.(a)	268,916
8,796	Verizon Communications, Inc.	333,984
		602,900
	TRANSPORTATION & LOGISTICS - 0.9%
1,887	United Parcel Service, Inc., Class B	304,826

	TRANSPORTATION EQUIPMENT - 1.0%
10,142	Allison Transmission Holdings, Inc.	342,394

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $18,803,860)	$ 16,731,257

	EXCHANGE-TRADED FUNDS — 50.1%
	FIXED INCOME - 50.1%
62,012	iShares 1-3 Year Treasury Bond ETF	5,035,995
81,933	Schwab Short-Term U.S. Treasury ETF	3,954,087
91,588	SPDR Portfolio Short Term Treasury ETF(a)	2,647,809
96,306	Vanguard Short-Term Treasury ETF	5,565,523
		17,203,414

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,455,927)	17,203,414

	SHORT-TERM INVESTMENTS — 9.7%
	MONEY MARKET FUNDS - 1.2%
2,010	Dreyfus Treasury Securities Cash Management, Institutional Class, 2.44%(b)	2,010
405,051	Fidelity Government Portfolio Institutional Class, 2.73%(b)	405,051
	TOTAL MONEY MARKET FUNDS (Cost $407,061)	407,061

	COLLATERAL FOR SECURITIES LOANED - 8.5%
2,916,498	Mount Vernon Liquid Assets Portfolio, LLC, 3.18% (Cost $2,916,498)(b) (c)	2,916,498

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,323,559)	3,323,559

	TOTAL INVESTMENTS - 108.6% (Cost $39,583,346)	$ 37,258,230
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%	(2,936,539)
	NET ASSETS - 100.0%	$ 34,321,691

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $2,804,626.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $2,916,498 at September 30, 2022.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 47.3%
	AEROSPACE & DEFENSE - 1.9%
476	General Dynamics Corporation(a)	$ 100,993
259	Lockheed Martin Corporation	100,049
		201,042
	ASSET MANAGEMENT - 2.0%
407	Ameriprise Financial, Inc.	102,544
493	LPL Financial Holdings, Inc.	107,710
		210,254
	BEVERAGES - 0.9%
1,768	Coca-Cola Company (The)	99,043

	BIOTECH & PHARMA - 3.1%
362	Eli Lilly and Company(a)	117,053
1,278	Merck & Company, Inc.	110,061
387	Vertex Pharmaceuticals, Inc.(b)	112,052
		339,166
	CHEMICALS - 1.8%
1,055	CF Industries Holdings, Inc.	101,544
1,998	Olin Corporation(a)	85,674
		187,218
	ELECTRIC UTILITIES - 0.9%
2,640	NRG Energy, Inc.(a)	101,033

	ENTERTAINMENT CONTENT - 0.9%
2,791	ROBLOX Corporation, Class A(a),(b)	100,029

	FOOD - 3.1%
1,420	General Mills, Inc.	108,787
485	Hershey Company (The)(a)	106,928
1,371	Lamb Weston Holdings, Inc.	106,088
		321,803
	HEALTH CARE FACILITIES & SERVICES - 3.0%
225	Elevance Health, Inc.	102,204
324	Molina Healthcare, Inc.(b)	106,869

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0% (Continued)
210	UnitedHealth Group, Inc.	$ 106,058
		315,131
	INDUSTRIAL SUPPORT SERVICES - 0.9%
196	WW Grainger, Inc.	95,881

	INSURANCE - 2.9%
3,668	Equitable Holdings, Inc.	96,652
507	Erie Indemnity Company, Class A	112,711
1,459	Principal Financial Group, Inc.	105,267
		314,630
	OIL & GAS PRODUCERS - 1.7%
1,535	Occidental Petroleum Corporation	94,325
14,555	Southwestern Energy Company(b)	89,077
		183,402
	PUBLISHING & BROADCASTING - 0.9%
570	Nexstar Media Group, Inc.	95,105

	RETAIL - CONSUMER STAPLES - 1.0%
1,467	BJ's Wholesale Club Holdings, Inc.(a),(b)	106,812

	RETAIL - DISCRETIONARY - 4.7%
875	AutoNation, Inc.(b),(c)	89,136
1,864	Builders FirstSource, Inc.(a),(b)	109,828
699	Genuine Parts Company	104,375
924	Penske Automotive Group, Inc.	90,949
260	Ulta Beauty, Inc.(b)	104,309
		498,597
	SELF-STORAGE REIT - 0.9%
330	Public Storage	96,627

	SEMICONDUCTORS - 4.7%
219	Broadcom, Inc.	97,238
2,026	Lattice Semiconductor Corporation(b)	99,699
1,673	Microchip Technology, Inc.(a)	102,104

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	SEMICONDUCTORS - 4.7% (Continued)
1,589	ON Semiconductor Corporation(a),(b)	$ 99,042
825	QUALCOMM, Inc.	93,209
		491,292
	SOFTWARE - 3.7%
628	Cadence Design Systems, Inc.(b)	102,634
1,039	Datadog, Inc.(b)	92,242
773	Manhattan Associates, Inc.(b)	102,832
315	Synopsys, Inc.(b)	96,236
		393,944
	SPECIALTY FINANCE - 0.9%
718	American Express Company	96,865

	SPECIALTY REITS - 0.9%
2,071	Iron Mountain, Inc.	91,062

	TECHNOLOGY HARDWARE - 1.9%
910	Arista Networks, Inc.(b)	102,730
3,771	Pure Storage, Inc., Class A(b)	103,212
		205,942
	TECHNOLOGY SERVICES - 3.8%
1,275	Amdocs Ltd.	101,299
446	Automatic Data Processing, Inc.	100,881
251	FactSet Research Systems, Inc.	100,428
567	Jack Henry & Associates, Inc.	103,346
		405,954
	TELECOMMUNICATIONS - 0.8%
10,963	Lumen Technologies, Inc.(c)	79,811

	TOTAL COMMON STOCKS (Cost $5,332,158)	5,030,643

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.5%
	FIXED INCOME - 51.5%
19,791	iShares 1-3 Year Treasury Bond ETF	$ 1,607,227
26,155	Schwab Short-Term U.S. Treasury ETF(a)	1,262,240
29,230	SPDR Portfolio Short Term Treasury ETF(a)	845,039
30,743	Vanguard Short-Term Treasury ETF(a)	1,776,638
		5,491,144

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,751,985)	5,491,144

	SHORT-TERM INVESTMENTS — 26.4%
	COLLATERAL FOR SECURITIES LOANED - 25.2%
2,681,427	Mount Vernon Liquid Assets Portfolio, LLC, 3.18% (Cost $2,681,427)(c) (d)	2,681,427

	MONEY MARKET FUNDS - 1.2%
123,974	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $123,974)(d)	123,974

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,805,401)	2,805,401

	TOTAL INVESTMENTS - 125.2% (Cost $13,889,544)	$ 13,327,188
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%	(2,686,539)
	NET ASSETS - 100.0%	$ 10,640,649

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $2,603,806.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $2,681,427 at September 30, 2022.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2022.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 99.8%
MONEY MARKET FUNDS - 99.8%
84,663,721	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $84,663,721)(a)	$ 84,663,721

	TOTAL INVESTMENTS - 99.8% (Cost $84,663,721)	$ 84,663,721
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	171,343
	NET ASSETS - 100.0%	$ 84,835,064

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.